Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2015	Mar. 31, 2015
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 24,418	¥ 24,815
Payables under securities lending transactions		9,086	8,205
Obligations to return securities received as collateral		3,042	¥ 2,651
Total		36,546
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		5,458
Payables under securities lending transactions		6,310
Obligations to return securities received as collateral		2,991
Total		14,759
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		15,010
Payables under securities lending transactions		2,752
Obligations to return securities received as collateral		45
Total		17,807
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		1,599
Payables under securities lending transactions		24
Total		1,623
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,351
Obligations to return securities received as collateral		6
Total		¥ 2,357

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,175,858 million and ¥1,321,809 million at March 31, 2015 and September 30, 2015, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.